Share-Based Compensation	12 Months Ended
Dec. 31, 2017
Share-Based Compensation
Share-Based Compensation

10. Share-Based Compensation

Leju Plan

In November 2013, the Company adopted a share incentive plan (“Leju Plan”), which allows the Company to offer a variety of share-based incentive awards to employees, officers, directors and individual consultants who render services to the Group. Under the Leju Plan, the maximum number of shares that may be issued shall be 8% of the total outstanding shares on an as-converted and fully diluted basis as of the effective date of the plan, and shall be increased automatically by 5% of the then total outstanding shares on an as-converted fully diluted basis on each of the third, sixth and ninth anniversaries of the effective date of the Leju Plan. On December 1, 2016, the award pool under Leju plan was automatically increased by 7,553,422 ordinary shares. Options have a ten-year life.

Share Options:

During 2015, the Company granted 2,517,000 options to purchase its ordinary shares to certain of the Group’s employees and E-House’s employees at an exercise prices from $5.54 to $9.68 per share, respectively. The options expire ten years from the date of grant and vest ratably at each grant date anniversary over a period of three years.

During 2017, the Company granted 2,135,000 options to purchase its ordinary shares to certain of the Group’s employees and E-House’s employees at an exercise price of $3.24 per share. The options expire ten years from the date of grant and vest ratably at each grant date anniversary over a period of three years.

The Company has used the binomial model to estimate the fair value of the options granted under the Leju Plan. The fair value per option was estimated at the date of grant using the following assumptions:

	2015	2017
Risk-free rate of return	2.14%	2.61%
Contractual life of option	10 years	10 years
Estimated volatility rate	62.82%	65.64%
Dividend yield	2.56%	1.00%

A summary of option activities under the Leju Plan during the year ended December 31, 2017 is presented below:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value of Options
		$
Outstanding, as of January 1, 2017	7,746,383	5.11	7.50
Granted	2,135,000	3.24
Exercised	—	—		—
Forfeited	(1,062,506)	4.84

Outstanding, as of December 31, 2017	8,818,877	4.69	7.07

Vested and expected to vest as of December 31, 2017	8,545,759	4.72	7.01	—
Exercisable as of December 31, 2017	6,332,380	4.99	6.35	—

The weighted average grant-date fair value of the options granted in 2015 was $3.44 per share. The fair value of the options granted in 2017 was $1.75 per share. For the year ended December 31, 2015, 2016 and 2017, the Company recorded compensation expenses of $4,025,809, $5,576,034 and $2,674,454 for the share options granted to the Group’s employees and recorded deemed distribution to E-House of $1,070,383, $883,286 and $78,245 for the share options granted to E-House’s employees, respectively. During the years ended December 31, 2015, 2016 and 2017, 196,185, 66,424 and nil options were exercised having a total intrinsic value of $949,907, $43,253 and nil, respectively.

As of December 31, 2017, there was $4,564,890 of total unrecognized compensation expense related to unvested share options granted under the Leju Plan. That cost is expected to be recognized over a weighted-average period of 1.61 years.

Restricted Shares:

Restricted shares are restricted from voting or receiving dividend until the shares are vested based on the stipulated service periods as set out in the award agreements.

On March 18, 2014, the Company granted 866,000 restricted shares to certain employees, directors and officers of the Group. Each restricted share would vest ratably at each grant date anniversary over a period of three years. On August 21, 2014, the Company granted 229,400 restricted share to certain employees of the Group. Each restricted share would vest over eight months.

A summary of restricted share activities under the Leju Plan during the year ended December 31, 2017 is presented below:

	Number of Restricted Shares	Weighted Average Grant-date Fair Value
		$
Outstanding, as of January 1, 2017	260,004	11.34
Granted	—
Vested	(260,004)	11.34
Forfeited	—

Outstanding, as of December 31, 2017	—

The total grant date fair value of restricted shares vested in 2015, 2016 and 2017 was $7,179,455, $3,737,772 and $2,948,837, respectively.

For the years ended December 31, 2015, 2016 and 2017, the Company recorded compensation expenses of $5,273,322, $3,248,658 and $666,723 for the restricted shares granted to the Group’s employees and recorded deemed distribution to E-House of $41,580, $34,594 and nil for the share options granted to E-House’s employees, respectively.

As of December 31, 2017, there was no unrecognized compensation expense related to unvested restricted shares granted under the Leju Plan.

Omnigold Plan:

In 2015, the Group’s subsidiary, Omnigold Holdings Limited (“Omnigold”), adopted a share incentive plan (“Omnigold Plan”), which proposed that (i) the maximum number of shares of Omnigold available for issuance pursuant to all awards under the Ominigold Plan shall initially be 5,000,000 as of the date of the Ominigold Plan was approved and adopted by the Board of Omnigold (the “Effective Dare”), and (ii) the Ominigold Plan shall be increased automatically by 5% of the then total issued and outstanding shares of Omnigold on an as-converted fully diluted basis on each of the third, sixth and ninth anniversary of the Effective Date.

On August 11, 2015, Omnigold granted 2,400,000 options to purchase its ordinary shares to certain of the Group’s employees at an exercise price of $1.50 per share. The options expire ten years from the date of grant and vest ratably at each grant date anniversary over a period of three years.

The Company has used the binomial model to estimate the fair value of the options granted under the Omnigold Plan. The fair value per option was estimated at the date of grant using the following assumptions:

2015
Risk-free rate of return	3.33%
Contractual life of option	10 years
Estimated volatility rate	63.69%
Dividend yield	0.00%

A summary of option activities under the Omnigold Plan during the year ended December 31, 2017 is presented below:

	Number of Options	Exercise Price	Remaining Contractual Term	Aggregate Intrinsic Value of Options
		$
Outstanding, as of January 1, 2017	2,205,000	1.50	8.61
Granted	—
Exercised	—			—
Forfeited	(150,000)	1.50

Outstanding, as of December 31, 2017	2,055,000	1.50	7.61

Vested and expected to vest as of December 31, 2017	2,014,808	1.50	7.61	—
Exercisable as of December 31, 2017	1,480,833	1.50	7.61	—

The grant-date fair value of the options granted in August, 2015 was $0.30 per share. For the year ended December 31, 2015, 2016 and 2017, the Company recorded compensation expenses of $80,577, $226,951 and $183,687.

There were no options exercised during the years ended December 31, 2015, 2016 and 2017.

As of December 31, 2017, there was $128,243 of total unrecognized compensation expense related to unvested share options granted under the Omnigold Plan. That cost is expected to be recognized over a weighted-average period of 0.61 years.

E-House’s Share Incentive Plan (the “E-House Plan”)

In 2006, E-House Holdings adopted the E-House Plan, which allows E-House Holdings to offer a variety of share-based incentive awards to employees, officers, directors and individual consultants who render services to E-house. Under the E-House Plan, E-House Holdings authorized 3,636,364 ordinary shares, or 5% of the then total shares outstanding, to grant as options or restricted shares over a three-year period. In October 2010, E-House Holdings authorized an increase of 4,013,619 ordinary shares to the award pool. In November 2012, E-House Holdings further authorized an increase of 1,273,000 ordinary shares to the award pool. In August, 2013, E-House Holdings authorized an increase of 6,644,659 ordinary shares to the award pool. Options have a ten-year life. Share options granted under the E-House Plan can be settled by the employee either by cash or net settled by shares.

On August 2016, following the delisting of E-House Holdings, all the outstanding options and restricted shares of E-House Plan were immediately exercised. Accordingly, any previously unrecognized compensation costs were recognized immediately.

The share-based compensation expense under E-House Plan allocated to the Group were $1,066,477, $1,254,915 and nil for the years ended December 31, 2015, 2016 and, 2017, respectively.

Other Equity Compensation

In September 2014, the Group acquired non-controlling interests from certain employee shareholders. The price premium paid over the fair value of the ordinary shares amounting $4,276,810 was recorded as share-based compensation costs and to be amortized over the required two-year service period. $2,138,404, $1,603,805 and nil stock compensation expense was recognized for the year ended December 31, 2015, 2016 and 2017. As of December 31, 2017, there was no unrecognized compensation expense related to this compensation agreement.